Long-Term Debt - Narrative (Details) (USD $)	0 Months Ended	9 Months Ended		3 Months Ended	0 Months Ended
	Jan. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Dec. 31, 2014	Oct. 02, 2014	Dec. 31, 2013	Oct. 01, 2014
Line of Credit Facility [Line Items]
Outstanding letters of credit and surety bonds		$ 99,300,000		$ 99,300,000			$ 78,300,000
Covenant description		The Credit Agreement requires, in connection with the incurrence of certain indebtedness, that we maintain a Consolidated Total Leverage Ratio, which is the ratio of our consolidated total debt to our Consolidated EBITDA for the trailing four consecutive quarters, of no greater than 6.0 to 1.0.
Debt Covenant, Consolidated Total Leverage Ratio		6.0
Consolidated Total Leverage Ratio		3.9
Debt Instrument [Line Items]
Deferred finance costs		29,300,000		29,300,000
Distribution of net debt proceeds to CBS		2,038,800,000	0
Net proceeds retained from incurrence of debt	50,000,000
Secured Debt | Term loan, due 2021
Debt Instrument [Line Items]
Debt face amount	800,000,000
Maturity date	Jan. 31, 2021
Stated interest rate		2.25%		2.25%
Adjustment to term loan reference rate to arrive at effective rate				plus the greater of the London Interbank Offered Rate (“LIBOR”) or 0.75%
Basis spread on variable rate		0.75%
Interest rate at period end		3.00%		3.00%
Debt discount		1,800,000		1,800,000
Senior Notes | 5.250% senior unsecured notes, due 2022
Debt Instrument [Line Items]
Debt face amount	400,000,000
Maturity date	Jan. 31, 2022
Stated interest rate	5.25%
Allowable early redemption percentage for senior notes		35.00%
Senior Notes | 5.625% senior unsecured notes, due 2024
Debt Instrument [Line Items]
Debt face amount	400,000,000
Maturity date	Jan. 31, 2024
Stated interest rate	5.625%
Allowable early redemption percentage for senior notes		35.00%
Long-term Debt
Debt Instrument [Line Items]
Distribution of net debt proceeds to CBS	1,500,000,000
Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Long-term debt at fair value		1,600,000,000		1,600,000,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	425,000,000
Credit facility, expiration date	Jan. 31, 2019
Cash adjustment to debt compliance calculation		150,000,000		150,000,000
Commitment fee for unused commitments		1,400,000
Outstanding letters of credit and surety bonds		20,500,000		20,500,000
Covenant description		The Credit Agreement contains certain customary affirmative and negative covenants. As of September 30, 2014, the terms of the Revolving Credit Facility require that as an entity being taxed as a REIT, we are required to maintain a Maximum Consolidated Net Secured Leverage Ratio of no greater than 4.0 to 1.0.
Maximum Consolidated Net Secured Leverage Ratio		1.6
Maximum consolidated net secured coverage ratio, REIT election				4.0
Letter of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	80,000,000
Subsequent Event
Debt Instrument [Line Items]
Deferred finance costs								10,800,000
Distribution of net debt proceeds to CBS	1,520,000,000				109,500,000
Net proceeds retained from incurrence of debt	50,000,000
Subsequent Event | Secured Debt | Term loan, due 2021
Debt Instrument [Line Items]
Debt face amount	800,000,000
Stated interest rate	2.25%
Adjustment to term loan reference rate to arrive at effective rate	2.25% plus the greater of the London Interbank Offered Rate (“LIBOR”) or 0.75%.
Basis spread on variable rate	0.75%
Interest rate at period end	3.00%
Subsequent Event | Senior Notes | 5.250% senior unsecured notes, due 2022
Debt Instrument [Line Items]
Debt face amount	400,000,000							150,000,000
Maturity date	Jan. 31, 2022
Stated interest rate	5.25%							5.25%
Allowable early redemption percentage for senior notes	35.00%					35.00%
Subsequent Event | Senior Notes | 5.625% senior unsecured notes, due 2024
Debt Instrument [Line Items]
Debt face amount	400,000,000
Maturity date	Jan. 31, 2024
Stated interest rate	5.625%
Allowable early redemption percentage for senior notes	35.00%
Subsequent Event | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	425,000,000
Cash adjustment to debt compliance calculation	150,000,000
Covenant description	The terms of the Revolving Credit Facility require the Company to maintain a maximum consolidated net secured leverage ratio of 3.50 to 1.00, which will be increased to 4.00 to 1.00 if the Company elects to be taxed as a REIT.
Maximum consolidated net secured coverage ratio, REIT election	4.0
Subsequent Event | Letter of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	80,000,000
Outstanding letters of credit and surety bonds								$ 10,200,000